Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Amounts Recognized in the Consolidated Balance Sheet

The following table shows amounts recognized in the consolidated balance sheet:

	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
Right-of-use assets	85,477	–	–

Operating lease liabilities
Current	87,972	–	–
Non-current	–	–	–
	87,972	–	–